Borrowings - Senior Secured Term Loan Facility Due March 2021 (Details) - Senior Secured Term Loan Facility € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Jan. 30, 2014 EUR (€)	Jan. 30, 2014 USD ($)
USD denominated term loan due March 2021 | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	4.00%
USD denominated term loan due March 2021 | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%
USD denominated new term loan due March 2017 (due March 2021)
Debt Instrument [Line Items]
Amount outstanding				$ 941
Maximum borrowing capacity		$ 1,400
USD denominated new term loan due March 2017 (due March 2021) | LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	3.50%
USD denominated new term loan due March 2017 (due March 2021) | Base rate
Debt Instrument [Line Items]
Basis spread on variable rate	2.50%
Euro denominated new term loan due March 2017 (due March 2021)
Debt Instrument [Line Items]
Amount outstanding | €			€ 154
Maximum borrowing capacity | €	€ 25
USD denominated additional new term loan due March 2017 (due March 2021)
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 63